CALVERT EMERGING MARKETS EQUITY FUND
CALVERT EQUITY FUND
Supplement to Statement of Additional Information dated February 1, 2021

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
CALVERT VP NASDAQ 100 INDEX PORTFOLIO
CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
CALVERT VP S&P 500 INDEX PORTFOLIO
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Supplement to Statement of Additional Information dated May 1, 2021

Effective immediately, the following replaces “Independent Registered Public Accounting Firm.” under “Other Service Providers” in each Fund’s Statement of Additional Information:

Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”), 200 Berkeley Street, Boston, MA 02116, independent registered public accounting firm, audits the Fund's financial statements. Deloitte and/or its affiliates provide other audit and related services to the Fund.

September 21, 2021